Share Capital	6 Months Ended
Jul. 31, 2026
Share Capital
Share Capital

Note 15 – Share Capital

On July 15, 2024, we filed a final short - form base shelf prospectus (the “2024 Base Shelf Prospectus”), allowing us to offer and issue an unlimited quantity of the following securities during the 25 - month period following thereafter: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities were able to be offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one or more shelf prospectus supplements. No securities were sold pursuant to the 2024 Base Shelf Prospectus, which was withdrawn and replaced on July 15, 2026.

On July 15, 2026, we filed a final short-form base shelf prospectus (the “2026 Base Shelf Prospectus”), allowing us to offer and issue an unlimited quantity of the following securities during the 25-month period following thereafter: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities may be offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one or more shelf prospectus supplements. No securities have yet been sold pursuant to the 2026 Base Shelf Prospectus.

On December 11, 2025, Descartes commenced a normal course issuer bid (“NCIB”) to purchase up to approximately 8.6 million common shares in the open market for cancellation. Under the NCIB, Descartes is permitted to repurchase for cancellation, at its discretion on or before December 10, 2026, up to 10% of the “public float” (calculated in accordance with the rules of the TSX) of Descartes’ issued and outstanding common shares. Any purchases under the NCIB are subject to the terms and limitations applicable to such NCIB and have been, and will be, made through the facilities of the TSX, Nasdaq, other designated exchanges and/or alternative Canadian trading systems, or by such other means as may be permitted by the Ontario Securities Commission or other applicable Canadian Securities Administrators.

A summary of activity under the NCIB is presented as follows in thousands of shares (except per share amounts in US dollars):

			Approximate
			Number of
			Shares That
	Total Number		May Yet be
	of Shares	Average Price	Repurchased
	Repurchased	Paid per Share	Under NCIB
Balance at January 31, 2026	11	$85.00	8,558
February 2026	—	—	8,558
March 2026	90	$70.71	8,468
April 2026	215	$67.05	8,253
May 2026	197	$70.52	8,056
June 2026	42	$68.74	8,014
July 2026	108	$70.04	7,906
Balance at July 31, 2026	663	$69.46	7,906

As of July 31, 2026, we have repurchased and cancelled 662,300 of our common shares under the NCIB for an aggregate cost of $46.0 million, including costs associated with the repurchase. All repurchases were funded from cash on hand and were made under the approved NCIB. A weighted-average original cost method was used to determine the $4.6 million of equity attributable to retired shares. The excess repurchase cost of $41.4 million was recorded as a reduction to retained earnings.

Descartes has entered into an automatic share purchase plan (“ASPP”), expiring September 11, 2026, under which its designated broker is authorized to purchase Descartes’ common shares pursuant to the NCIB. The ASPP, which was pre-cleared by the TSX, provides for the potential purchase of common shares at any time, including when Descartes ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules, or otherwise. As of July 31, 2026, we recorded an accrued liability and a corresponding charge to retained earnings of $27.7 million, representing the maximum value of shares to be repurchased under the ASPP in the third quarter of 2027. The actual number of common shares purchased under the automatic plan, the timing of such purchases and the price at which common shares are purchased will depend upon future market conditions.

For the three and six month periods ended July 31, 2026, cash flows provided from stock options and share units exercised were $0.3 million and $3.8 million, respectively, compared to $4.8 million and $8.4 million the same periods in fiscal 2026, respectively.

For the three and six month periods ended July 31, 2026, the Company withheld nil and 62,543 common shares, respectively, to satisfy employee tax withholding requirements for net share settlements of PSUs and RSUs, compared to nil and 66,922 in the same periods in fiscal 2026, respectively. Total payments to satisfy employee tax withholding requirements for net share settlements of PSUs and RSUs were nil and $4.5 million for the three and six month periods ended July 31, 2026, respectively, compared with nil and $6.5 million in the same periods in fiscal 2026, respectively, and are reflected as a financing activity in the condensed consolidated statements of cash flows.